FINANCIAL RISK MANAGEMENT, Interest Rate Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($)		Dec. 31, 2023 ARS ($)
Financial Assets and Financial Liabilities [Abstract]
Financial assets	$ 964,839,569		$ 1,073,132,147
Financial liabilities	673,176,831		1,128,844,568
Interest Rate Risk [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	289,326,428		471,340,809
Financial liabilities	$ 566,132,461	[1]	989,588,087	[2]
Decrease in variable rate basis	0.0100
Interest Rate Risk [Member] | Fixed Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	$ 271,609,495		467,260,631
Financial liabilities	566,132,461	[1]	989,588,087	[2]
Interest Rate Risk [Member] | Variable Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	17,716,933		4,080,178
Financial liabilities	$ 0	[1]	$ 0	[2]

[1]	Includes 2031 Notes. For further information see Note 13 to the Consolidated Financial Statements.
[2]	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.